Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	R$ (4,078,882)	R$ (3,866,429)
Current	3,962,702	3,761,170
Non-current trade receivables	116,180	105,259
Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(3,489,546)
Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(448,510)
Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(140,826)
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(2,255,678)	(2,131,227)
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(1,719,504)
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(421,647)
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(114,527)
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(930,801)	(850,513)
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(930,801)
Electricity Sales To Final Customers [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(177,516)	(217,801)
Electricity Sales To Final Customers [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(171,035)
Electricity Sales To Final Customers [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(1,995)
Electricity Sales To Final Customers [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(4,486)
Other Consumers Receivables [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(187,204)	(202,315)
Other Consumers Receivables [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(93,041)
Other Consumers Receivables [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(34,614)
Other Consumers Receivables [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(59,549)
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(415,674)	(471,087)
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(387,163)
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(2,625)
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(25,886)
C C E E [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(250,381)	(189,713)
C C E E [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(130,716)
C C E E [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(119,665)
Charges For Use Of The Transmission System [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(102,342)	(86,155)
Charges For Use Of The Transmission System [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(69,384)
Charges For Use Of The Transmission System [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(602)
Charges For Use Of The Transmission System [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(32,356)
Expected Credit Losses [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(240,714)	R$ (282,382)
Expected Credit Losses [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(12,098)
Expected Credit Losses [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	(12,973)
Expected Credit Losses [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade Accounts Receivable	R$ (215,643)